As filed with the Securities and Exchange Commission on August 20, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value
Common Stocks: 78.3%
Aerospace & Defense: 4.3%
218,520	Boeing Co.	$27,802,300
358,900	Triumph Group, Inc.	25,058,398
		52,860,698
Air Freight & Logistics: 2.0%
2,902,155	Royal Mail Plc	24,783,943

Beverages: 2.6%
256,565	Diageo Plc - ADR	32,653,028

Communications Equipment: 2.3%
418,615	Motorola Solutions, Inc.	27,867,201

Containers & Packaging: 6.3%
780,885	Crown Holdings, Inc. 1	38,856,838
1,140,085	Owens-Illinois, Inc. 1	39,492,544
		78,349,382
Diversified Financial Services: 1.9%
1,011,690	PHH Corp. 1	23,248,636

Electric Utilities: 1.4%
338,450	NRG Yield, Inc. - Class A	17,616,322

Food Products: 2.7%
772,020	Unilever NV - NYRS	33,783,595

Gas Utilities: 1.7%
828,125	Questar Corp.	20,537,500

Health Care Equipment & Supplies: 2.5%
294,860	Teleflex, Inc.	31,137,216

Health Care Providers & Services: 2.7%
913,740	HealthSouth Corp.	32,775,854

Insurance: 2.4%
68,590	Alleghany Corp. 1	30,050,651

Internet & Catalog Retail: 2.3%
973,805	Liberty Interactive Corp. - Class A 1	28,590,915

Internet Software & Services: 2.9%
30,565	Google, Inc. - Class A 1	17,870,439
30,565	Google, Inc. - Class C 1	17,583,433
		35,453,872

Media: 11.8%
230,190	Charter Communications, Inc. - Class A 1	36,457,492
1,139,220	Cinemark Holdings, Inc.	40,282,819
413,480	DIRECTV 1	35,149,935
390,215	Viacom, Inc. - Class B	33,843,347
		145,733,593
Multiline Retail: 1.3%
1,062,145	Marks & Spencer Group Plc - ADR	15,422,345

Oil, Gas & Consumable Fuels: 3.0%
365,065	Occidental Petroleum Corp.	37,466,621

Pharmaceuticals: 12.3%
245,410	Bayer AG - ADR	34,669,071
342,470	Johnson & Johnson	35,829,212
198,255	Novartis AG - ADR	17,948,025
442,260	Sanofi - ADR	23,514,964
319,653	Valeant Pharmaceuticals International, Inc. 1	40,314,636
		152,275,908
Semiconductors & Semiconductor Equipment: 2.0%
2,686,865	Atmel Corp. 1	25,175,925

Software: 2.9%
877,725	Oracle Corporation	35,574,194

Thrifts & Mortgage Finance: 0.7%
577,690	Stonegate Mortgage Corp. 1	8,058,775

Trading Companies & Distributors: 3.5%
1,124,156	Air Lease Corp.	43,369,938

Water Utilities: 2.8%
698,895	American Water Works Co., Inc.	34,560,358

Total Common Stocks
(Cost $607,509,377)		967,346,470

Partnerships & Trusts: 8.9%
Oil, Gas & Consumable Fuels: 8.9%
890,610	Atlas Pipeline Partners L.P.	30,636,984
484,315	Enterprise Products Partners L.P.	37,917,021
488,934	Magellan Midstream Partners L.P.	41,090,013
		109,644,018
Total Partnerships & Trusts
(Cost $40,721,877)		109,644,018

Real Estate Investment Trusts: 6.4%
574,580	Digital Realty Trust, Inc.	33,509,506
3,480,640	New Residential Investment Corp.	21,928,032
5,014,360	Newcastle Investment Corp.	24,018,784
		79,456,322
Total Real Estate Investment Trusts
(Cost $78,019,858)		79,456,322

Short-Term Investments: 6.2%
77,182,779	Federated U.S. Treasury Cash Reserves, 0.005% 2	77,182,779

Total Short-Term Investments
(Cost $77,182,779)		77,182,779

Total Investments in Securities: 99.8%
(Cost $803,433,891)		1,233,629,589
Other Assets in Excess of Liabilities: 0.2%		2,163,281
Total Net Assets: 100.0%		$1,235,792,870

ADR	American Depositary Receipt
NYRS	New York Registry Shares
1	Non-income producing security.
2	Annualized seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$796,485,109
Gross unrealized appreciation	438,864,256
Gross unrealized depreciation	(1,719,776)
Net unrealized appreciation	$437,144,480

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2014

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$967,346,470	$-	$-	$967,346,470
Partnerships & Trusts^	109,644,018	-	-	109,644,018
Real Estate Investment Trusts	79,456,322	-	-	79,456,322
Short-Term Investments	77,182,779	-	-	77,182,779
Total Investments	$1,233,629,589	$-	$-	$1,233,629,589

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Principal Amount		Value
Bonds: 91.2%
Corporate Bonds: 86.2%
Aerospace & Defense: 3.2%
	ADS Tactical, Inc.
$74,827,000	11.000%, 04/01/2018 1	$72,020,987
	Erickson, Inc.
63,023,000	8.250%, 05/01/2020	65,071,248
	Kratos Defense & Security Solutions, Inc.
79,750,000	7.000%, 05/15/2019 1	83,139,375
	Spirit AeroSystems, Inc.
14,900,000	5.250%, 03/15/2022 1	15,160,750
		235,392,360
Auto Components: 1.0%
	Stoneridge, Inc.
70,205,000	9.500%, 10/15/2017 1	75,119,350

Banks: 0.1%
	CIT Group, Inc.
9,500,000	4.750%, 02/15/2015 1	9,707,813

Beverages: 1.6%
	Beverages & More, Inc.
81,000,000	10.000%, 11/15/2018 1	79,683,750
	Cott Beverages, Inc.
35,523,000	8.125%, 09/01/2018	37,512,288
		117,196,038
Building Products: 1.0%
	Cleaver-Brooks, Inc.
47,656,000	8.750%, 12/15/2019 1	53,553,430
19,750,000	9.750%, 12/31/2019 1, 2	19,552,500
		73,105,930
Capital Markets: 1.8%
	E*Trade Financial Corp.
73,662,000	6.000%, 11/15/2017	76,976,790
12,850,000	6.375%, 11/15/2019	13,974,375
	Oppenheimer Holdings, Inc.
39,833,000	8.750%, 04/15/2018	42,720,893
		133,672,058
Chemicals: 2.2%
	HIG BBC Intermediate Holdings LLC
42,651,000	10.500%, 09/15/2018 1	43,930,530
	LSB Industries, Inc.
29,000,000	7.750%, 08/01/2019	31,175,000
	Trinseo Materials Operating SCA
75,317,000	8.750%, 02/01/2019	81,342,360
		156,447,890
Commercial Services & Supplies: 2.3%
	Deluxe Corp.
19,750,000	6.000%, 11/15/2020	20,836,250
	R.R. Donnelley & Sons Co.
8,645,000	8.600%, 08/15/2016	9,963,362
33,865,000	8.250%, 03/15/2019	40,384,013
17,274,000	8.875%, 04/15/2021	19,865,100

10,000,000	7.000%, 02/15/2022	11,075,000
11,000,000	6.000%, 04/01/2024	11,137,500
	Transfield Services Ltd.
49,000,000	8.375%, 05/15/2020 1	50,592,500
		163,853,725
Construction & Engineering: 1.0%
	Michael Baker Holdings LLC
11,000,000	8.875%, 04/15/2019 1	11,055,000
	Michael Baker International LLC
57,725,000	8.250%, 10/15/2018 1	61,765,750
		72,820,750
Construction Materials: 1.5%
	Associated Asphalt Partners LLC
51,071,000	8.500%, 02/15/2018 1	54,262,937
	Rain CII Carbon LLC
53,603,000	8.000%, 12/01/2018 1	56,551,165
		110,814,102
Consumer Finance: 3.5%
	Ally Financial, Inc.
24,494,000	6.750%, 12/01/2014	25,106,350
4,990,000	6.750%, 12/01/2014	5,105,394
40,695,000	8.300%, 02/12/2015	42,475,406
33,450,000	3.500%, 07/18/2016	34,620,750
24,500,000	2.750%, 01/30/2017	24,836,875
	Cash America International, Inc.
48,400,000	5.750%, 05/15/2018	50,094,000
	Enova International, Inc.
74,000,000	9.750%, 06/01/2021 1	73,907,500
		256,146,275
Containers & Packaging: 2.3%
	Ardagh Finance Holdings SA
18,550,000	8.625%, 06/15/2019 1	19,199,250
	Ardagh Packaging Finance Plc
51,700,000	6.250%, 01/31/2019 1	53,121,750
20,000,000	3.232%, 12/15/2019 1, 3	20,050,000
	Packaging Dynamics Corp.
69,590,000	8.750%, 02/01/2016 1	71,729,892
		164,100,892
Distributors: 0.2%
	Pittsburgh Glass Works LLC
15,880,000	8.000%, 11/15/2018 1	17,348,900

Diversified Consumer Services: 1.7%
	Outerwall, Inc.
19,000,000	6.000%, 03/15/2019	19,807,500
	Regis Corp.
99,000,000	5.750%, 12/05/2017 1	101,846,250
		121,653,750
Diversified Financial Services: 5.3%
	AerCap Aviation Solutions BV
7,625,000	6.375%, 05/30/2017	8,425,625
	Aviation Capital Group Corp.
19,600,000	3.875%, 09/27/2016 1	20,296,858
18,817,000	4.625%, 01/31/2018 1	19,863,319
	Icahn Enterprises L.P.
118,885,000	3.500%, 03/15/2017	120,519,669
	International Lease Finance Corp.
7,000,000	6.500%, 09/01/2014 1	7,061,250

33,930,000	4.875%, 04/01/2015	34,841,869
13,985,000	8.625%, 09/15/2015 3	15,173,725
	Intrepid Aviation Group Holdings LLC
38,800,000	6.875%, 02/15/2019 1	41,031,000
	Milestone Aviation Group Ltd.
105,977,000	8.625%, 12/15/2017 1	116,442,229
		383,655,544
Diversified Telecommunication Services: 3.2%
	West Corp.
88,093,000	8.625%, 10/01/2018	93,708,929
61,875,000	7.875%, 01/15/2019	65,858,203
30,850,000	5.375%, 07/15/2022 1	30,618,625
	Windstream Corp.
37,335,000	8.125%, 09/01/2018	39,276,420
		229,462,177
Electronic Equipment, Instruments & Components: 0.7%
	Sanmina Corp.
50,242,000	7.000%, 05/15/2019 1	53,005,310

Energy Equipment & Services: 2.0%
	Era Group, Inc.
19,500,000	7.750%, 12/15/2022	20,816,250
	ION Geophysical Corp.
15,700,000	8.125%, 05/15/2018	15,778,500
	Nuverra Environmental Solutions, Inc.
60,755,000	9.875%, 04/15/2018	63,488,975
	Tervita Corp.
47,500,000	10.875%, 02/15/2018 1	48,153,125
		148,236,850
Food & Staples Retailing: 7.6%
	BI-LO LLC
115,912,000	8.625%, 09/15/2018 1	117,940,460
	KeHE Distributors LLC
10,500,000	7.625%, 08/15/2021 1	11,464,687
	Michaels FinCo Holdings LLC
153,509,000	7.500%, 08/01/2018 1	157,538,611
	Rite Aid Corp.
82,805,000	9.250%, 03/15/2020	94,604,713
	Roundy's Supermarkets, Inc.
32,540,000	10.250%, 12/15/2020 1	34,533,075
	Spartan Stores, Inc.
45,000,000	6.625%, 12/15/2016 1	46,856,250
	Tops Holding Corp.
50,976,000	8.875%, 12/15/2017	55,691,280
	Tops Holding II Corp.
35,820,000	8.750%, 06/15/2018	37,521,450
		556,150,526
Food Products: 3.1%
	Big Heart Pet Brands
70,633,000	7.625%, 02/15/2019	73,694,941
	Hearthside Group Holdings LLC
68,125,000	6.500%, 05/01/2022 1	68,295,312
	Post Holdings, Inc.
8,000,000	6.000%, 12/15/2022 1	8,170,000
	Shearer's Foods LLC
68,581,000	9.000%, 11/01/2019 1	75,439,100
		225,599,353

Health Care Equipment & Supplies: 1.8%
	Alere, Inc.
125,082,000	8.625%, 10/01/2018	132,274,215

Health Care Providers & Services: 2.8%
	CHS/Community Health Systems, Inc.
76,960,000	8.000%, 11/15/2019	84,463,600
	HCA, Inc.
13,682,000	7.190%, 11/15/2015	14,742,355
	VWR Funding, Inc.
99,465,000	7.250%, 09/15/2017	105,557,231
		204,763,186

Hotels, Restaurants & Leisure: 2.7%
	Boyd Gaming Corp.
66,576,000	9.125%, 12/01/2018	71,153,100
	Carrols Restaurant Group, Inc.
52,446,000	11.250%, 05/15/2018	59,329,538
	Peninsula Gaming Corp.
12,020,000	8.375%, 02/15/2018 1	12,921,500
	Ruby Tuesday, Inc.
51,279,000	7.625%, 05/15/2020	51,535,395
		194,939,533
Household Durables: 2.2%
	Blyth, Inc.
49,000,000	6.000%, 06/30/2017 1, 2	50,990,870
	Century Intermediate Holding Co.
56,000,000	9.750%, 02/15/2019 1	59,990,000
	Ethan Allen Global, Inc.
47,970,000	5.375%, 10/01/2015	49,648,950
		160,629,820
Household Products: 0.5%
	Sun Products Corp.
44,000,000	7.750%, 03/15/2021 1	38,500,000

Independent Power & Renewable Electricity Producers: 0.0%
	NRG Energy, Inc.
102,000	8.500%, 06/15/2019	106,909

IT Services: 0.3%
	Unisys Corp.
22,000,000	6.250%, 08/15/2017	23,980,000

Leisure Products: 0.7%
	Smith & Wesson Holding Corp.
49,500,000	5.875%, 06/15/2017 1	51,851,250

Machinery: 2.0%
	Amsted Industries, Inc.
39,200,000	5.000%, 03/15/2022 1	39,347,000
	Navistar International Corp.
61,525,000	8.250%, 11/01/2021	64,447,437
	Waterjet Holdings, Inc.
41,860,000	7.625%, 02/01/2020 1	44,580,900
		148,375,337
Media: 3.2%
	Carmike Cinemas, Inc.
8,367,000	7.375%, 05/15/2019	9,140,947
	Crown Media Holdings, Inc.

19,682,000	10.500%, 07/15/2019	22,265,263
	Lions Gate Entertainment Corp.
19,500,000	5.250%, 08/01/2018	20,182,500
	MDC Partners, Inc.
48,050,000	6.750%, 04/01/2020 1	50,933,000
	NAI Entertainment Holdings
25,250,000	5.000%, 08/01/2018 1	26,260,000
	Nara Cable Funding Ltd.
74,509,000	8.875%, 12/01/2018 1	79,910,903
21,350,000	8.875%, 12/01/2018 1	22,897,875
		231,590,488
Metals & Mining: 5.7%
	A.M. Castle & Co.
89,138,000	12.750%, 12/15/2016	98,720,335
	Coeur Mining, Inc.
72,500,000	7.875%, 02/01/2021	73,225,000
	Edgen Murray Corp.
91,978,000	8.750%, 11/01/2020 1	105,429,782
	Hecla Mining Co.
40,625,000	6.875%, 05/01/2021	40,523,438
	Horsehead Holding Corp.
64,075,000	10.500%, 06/01/2017 1	73,846,438
18,000,000	10.500%, 06/01/2017 1	20,745,000
		412,489,993
Multiline Retail: 0.7%
	Bon-Ton Department Stores, Inc.
9,000,000	10.625%, 07/15/2017	9,056,250
40,224,000	8.000%, 06/15/2021	38,514,480
		47,570,730
Oil, Gas & Consumable Fuels: 5.1%
	Alon Refining Krotz Springs, Inc.
11,680,000	13.500%, 10/15/2014	11,738,984
	Armstrong Energy, Inc.
19,995,000	11.750%, 12/15/2019	21,594,600
	Calumet Specialty Products Partners L.P.
17,250,000	9.625%, 08/01/2020 3	19,966,875
24,000,000	6.500%, 04/15/2021 1	24,600,000
	Chesapeake Energy Corp.
12,915,000	3.479%, 04/15/2019 3	13,068,366
	Global Partners LP
39,600,000	6.250%, 07/15/2022 1	39,748,500
	NGL Energy Partners L.P.
29,500,000	5.125%, 07/15/2019 1	29,721,250
24,250,000	6.875%, 10/15/2021 1	25,947,500
	RAAM Global Energy Co.
23,450,000	12.500%, 10/01/2015	22,629,250
	Resolute Energy Corp.
50,029,000	8.500%, 05/01/2020	52,405,377
	Ultra Resources, Inc.
34,500,000	7.310%, 03/01/2016 1, 2	36,788,972
24,500,000	5.920%, 03/01/2018 2	25,923,376
	Vanguard Natural Resources LLC
44,035,000	7.875%, 04/01/2020	47,888,063
		372,021,113
Paper & Forest Products: 0.7%
	Resolute Forest Products, Inc.
47,500,000	5.875%, 05/15/2023	47,025,000

Pharmaceuticals: 1.8%
	Valeant Pharmaceuticals International, Inc.
45,798,000	6.750%, 10/01/2017 1	47,858,910
76,413,000	6.875%, 12/01/2018 1	80,233,650
		128,092,560
Road & Rail: 3.0%
	Hertz Corp.
59,825,000	7.500%, 10/15/2018	62,816,250
	Swift Services Holdings, Inc.
141,087,000	10.000%, 11/15/2018	151,668,525
		214,484,775
Semiconductors & Semiconductor Equipment: 1.0%
	Global A&T Electronics Ltd.
65,000,000	10.000%, 02/01/2019 1	54,925,000
	NXP BV
15,000,000	3.500%, 09/15/2016 1	15,318,750
		70,243,750
Specialty Retail: 0.9%
	Brown Shoe Co., Inc.
23,550,000	7.125%, 05/15/2019	24,904,125
	Gibson Brands, Inc.
25,475,000	8.875%, 08/01/2018 1	26,334,781
14,900,000	8.875%, 08/01/2018 1	15,402,875
		66,641,781
Thrifts & Mortgage Finance: 1.4%
	Nationstar Mortgage Holdings, Inc.
88,725,000	10.875%, 04/01/2015	89,338,533
13,349,000	9.625%, 05/01/2019	14,950,880
		104,289,413
Tobacco: 1.0%
	Alliance One International, Inc.
69,000,000	9.875%, 07/15/2021	70,725,000

Trading Companies & Distributors: 0.9%
	BlueLine Rental Finance Corp.
8,000,000	7.000%, 02/01/2019 1	8,560,000
	Modular Space Corp.
9,000,000	10.250%, 01/31/2019 1	9,495,000
	WESCO Distribution, Inc.
49,500,000	5.375%, 12/15/2021 1	50,737,500
		68,792,500
Wireless Telecommunication Services: 2.5%
	MetroPCS Wireless, Inc.
160,086,000	7.875%, 09/01/2018	168,298,412
	Sprint Communications, Inc.
12,818,000	8.375%, 08/15/2017	15,013,082
		183,311,494
Total Corporate Bonds
(Cost $6,168,393,196)		6,276,188,440

Convertible Bonds: 5.0%
Air Freight & Logistics: 0.3%
	UTi Worldwide, Inc.
3,500,000	4.500%, 03/01/2019 1	3,740,625
	XPO Logistics, Inc.
8,550,000	4.500%, 10/01/2017	15,951,094
		19,691,719

Biotechnology: 0.3%
	PDL BioPharma, Inc.
19,170,000	4.000%, 02/01/2018	22,045,500

Capital Markets: 1.3%
	Knight Capital Group, Inc.
93,000,000	3.500%, 03/15/2015	94,046,250

Diversified Consumer Services: 0.1%
	Carriage Services, Inc.
3,000,000	2.750%, 03/15/2021 1	3,125,640

Diversified Financial Services: 0.2%
	Air Lease Corp.
8,500,000	3.875%, 12/01/2018	12,808,437

Electronic Equipment, Instruments & Components: 0.1%
	InvenSense, Inc.
7,000,000	1.750%, 11/01/2018 1	8,675,625

Health Care Equipment & Supplies: 0.4%
	Teleflex, Inc.
18,150,000	3.875%, 08/01/2017	31,921,313

Machinery: 0.8%
	Navistar International Corp.
53,860,000	4.500%, 10/15/2018 1	55,846,087

Metals & Mining: 0.9%
	Goldcorp, Inc.
38,500,000	2.000%, 08/01/2014	38,644,375
	Newmont Mining Corp.
30,000,000	1.250%, 07/15/2014	30,018,900
		68,663,275
Oil, Gas & Consumable Fuels: 0.2%
	Alon USA Energy, Inc.
9,000,000	3.000%, 09/15/2018 1	9,984,375
	Bill Barrett Corp.
6,103,000	5.000%, 03/15/2028	6,122,102
		16,106,477
Semiconductors & Semiconductor Equipment: 0.4%
	NVIDIA Corp.
29,000,000	1.000%, 12/01/2018 1	32,153,750
Total Convertible Bonds
(Cost $327,054,354)		365,084,073

Total Bonds
(Cost $6,495,447,550)		6,641,272,513

Shares		Value
Short-Term Investments: 9.6%
702,590,806	Federated U.S. Treasury Cash Reserves, 0.005% 4	702,590,806
Total Short-Term Investments
(Cost $702,590,806)		702,590,806

Total Investments in Securities: 100.8%
(Cost $7,198,038,356)		7,343,863,319
Liabilities in Excess of Other Assets: (0.8)%		(60,113,639)
Total Net Assets: 100.0%		$7,283,749,680

1
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At June 30, 2014, the value of these securities amounted to $3,157,411,898 or 43.3% of net assets.

2	Security is fair valued under supervision of the Board of Trustees.
3	Variable/Step rate security; rate shown is the rate in effect on June 30, 2014.
4	Annualized seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$7,198,780,109
Gross unrealized appreciation	178,305,331
Gross unrealized depreciation	(33,222,121)
Net unrealized appreciation	$145,083,210

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2014

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total

Corporate Bonds^	$-	$6,142,932,722	$133,255,718	$6,276,188,440
Convertible Bonds^	-	365,084,073	-	365,084,073
Short-Term Investments	702,590,806	-	-	702,590,806
Total Investments	$702,590,806	$6,508,016,795	$133,255,718	$7,343,863,319

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the period there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of March 31, 2014	$113,982,724
Accrued discounts/premiums	(296,258)
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	16,752
Purchases	19,552,500
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2014	$133,255,718

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2014:	$16,752

Type of Security	Fair Value at 6/30/2014	Valuation Techniques	Unobservable Input	Input Value(s)
Corporate Bonds	$50,990,870	Benchmark pricing	Base price	$104.06
	$62,712,348	Comparable securities	Discount to yield	(75)bps - 25bps
	$19,552,500	Cost	Purchase price	$99.00

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.  These Level 3 securities consist of recent debt offerings of which the Fund owns significant amounts of the offerings.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value
Common Stocks: 53.7%
Aerospace & Defense: 3.1%
41,330	Boeing Co.	$5,258,416
55,735	Triumph Group, Inc.	3,891,418
		9,149,834
Air Freight & Logistics: 1.3%
449,940	Royal Mail Plc	3,842,416

Beverages: 1.9%
45,430	Diageo Plc - ADR	5,781,876

Communications Equipment: 1.7%
75,025	Motorola Solutions, Inc.	4,994,414

Containers & Packaging: 4.4%
136,955	Crown Holdings, Inc. 1	6,814,881
185,890	Owens-Illinois, Inc. 1	6,439,229
		13,254,110
Diversified Financial Services: 1.2%
153,890	PHH Corp. 1	3,536,392

Electric Utilities: 2.5%
141,930	NRG Yield, Inc. - Class A	7,387,456

Food Products: 1.4%
93,685	Unilever NV - NYRS	4,099,656

Gas Utilities: 1.1%
133,020	Questar Corp.	3,298,896

Health Care Equipment & Supplies: 1.4%
40,530	Teleflex, Inc.	4,279,968

Health Care Providers & Services: 1.5%
121,700	HealthSouth Corp.	4,365,379

Insurance: 1.4%
9,601	Alleghany Corp. 1	4,206,390

Internet & Catalog Retail: 2.0%
199,325	Liberty Interactive Corp. - Class A 1	5,852,182

Internet Software & Services: 1.6%
4,125	Google, Inc. - Class A 1	2,411,764
4,125	Google, Inc. - Class C 1	2,373,030
		4,784,794
Media: 8.2%
39,885	Charter Communications, Inc. - Class A 1	6,316,986
179,935	Cinemark Holdings, Inc.	6,362,502
65,380	DIRECTV 1	5,557,954
72,965	Viacom, Inc. - Class B	6,328,254
		24,565,696

Multiline Retail: 0.5%
113,740	Marks & Spencer Group Plc - ADR	1,651,505

Oil, Gas & Consumable Fuels: 2.0%
57,685	Occidental Petroleum Corp.	5,920,212

Pharmaceuticals: 8.5%
35,740	Bayer AG - ADR	5,048,990
47,405	Johnson & Johnson	4,959,511
52,110	Novartis AG - ADR	4,717,518
83,210	Sanofi - ADR	4,424,276
50,084	Valeant Pharmaceuticals International, Inc. 1	6,316,594
		25,466,889
Semiconductors & Semiconductor Equipment: 1.3%
415,350	Atmel Corp. 1	3,891,829

Software: 2.0%
150,505	Oracle Corporation	6,099,968

Thrifts & Mortgage Finance: 0.5%
117,940	Stonegate Mortgage Corp. 1	1,645,263

Trading Companies & Distributors: 2.3%
176,615	Air Lease Corp.	6,813,807

Water Utilities: 1.9%
113,700	American Water Works Co., Inc.	5,622,465
Total Common Stocks
(Cost $122,597,461)		160,511,397

Partnerships & Trusts: 5.8%
Oil, Gas & Consumable Fuels: 5.8%
152,625	Atlas Pipeline Partners L.P.	5,250,300
75,730	Enterprise Products Partners L.P.	5,928,902
72,970	Magellan Midstream Partners L.P.	6,132,399
		17,311,601
Total Partnerships & Trusts
(Cost $12,187,035)		17,311,601

Real Estate Investment Trusts: 5.1%
116,155	Digital Realty Trust, Inc.	6,774,160
635,575	New Residential Investment Corp.	4,004,122
946,880	Newcastle Investment Corp.	4,535,555
		15,313,837
Total Real Estate Investment Trusts
(Cost $15,149,423)		15,313,837

Principal Amount		Value
Bonds: 32.9%
Corporate Bonds: 31.1%
Aerospace & Defense: 1.0%
	ADS Tactical, Inc.
$600,000	11.000%, 04/01/2018 2	577,500
	Erickson, Inc.
1,000,000	8.250%, 05/01/2020	1,032,500
	Kratos Defense & Security Solutions, Inc.
1,000,000	7.000%, 05/15/2019 2	1,042,500
	Spirit AeroSystems, Inc.
300,000	5.250%, 03/15/2022 2	305,250
		2,957,750

Auto Components: 0.4%
	Stoneridge, Inc.
1,000,000	9.500%, 10/15/2017 2	1,070,000

Beverages: 0.7%
	Beverages & More, Inc.
1,000,000	10.000%, 11/15/2018 2	983,750
	Cott Beverages, Inc.
1,000,000	8.125%, 09/01/2018	1,056,000
		2,039,750
Building Products: 0.5%
	Cleaver-Brooks, Inc.
1,000,000	8.750%, 12/15/2019 2	1,123,750
250,000	9.750%, 12/31/2019 2, 3	247,500
		1,371,250
Capital Markets: 0.6%
	E*Trade Financial Corp.
750,000	6.000%, 11/15/2017	783,750
150,000	6.375%, 11/15/2019	163,125
	Oppenheimer Holdings, Inc.
775,000	8.750%, 04/15/2018	831,188
		1,778,063
Chemicals: 1.0%
	HIG BBC Intermediate Holdings LLC
1,000,000	10.500%, 09/15/2018 2	1,030,000
	LSB Industries, Inc.
1,000,000	7.750%, 08/01/2019	1,075,000
	Trinseo Materials Operating SCA
900,000	8.750%, 02/01/2019	972,000
		3,077,000
Commercial Services & Supplies: 0.9%
	Deluxe Corp.
500,000	6.000%, 11/15/2020	527,500
	R.R. Donnelley & Sons Co.
750,000	8.250%, 03/15/2019	894,375
250,000	8.875%, 04/15/2021	287,500
	Transfield Services Ltd.
1,000,000	8.375%, 05/15/2020 2	1,032,500
		2,741,875
Construction & Engineering: 0.4%
	Michael Baker International LLC
1,000,000	8.250%, 10/15/2018 2	1,070,000

Construction Materials: 0.7%
	Associated Asphalt Partners LLC
1,000,000	8.500%, 02/15/2018 2	1,062,500
	Rain CII Carbon LLC
1,000,000	8.000%, 12/01/2018 2	1,055,000
		2,117,500
Consumer Finance: 1.0%
	Ally Financial, Inc.
500,000	3.500%, 07/18/2016	517,500
500,000	2.750%, 01/30/2017	506,875
	Cash America International, Inc.
1,000,000	5.750%, 05/15/2018	1,035,000
	Enova International, Inc.
1,000,000	9.750%, 06/01/2021 2	998,750
		3,058,125

Containers & Packaging: 1.1%
.	Ardagh Finance Holdings SA
1,000,000	8.625%, 06/15/2019 2	1,035,000
	Ardagh Packaging Finance Plc
1,000,000	6.250%, 01/31/2019 2	1,027,500
	Packaging Dynamics Corp.
1,100,000	8.750%, 02/01/2016 2	1,133,825
		3,196,325
Distributors: 0.4%
	Pittsburgh Glass Works LLC
1,000,000	8.000%, 11/15/2018 2	1,092,500

Diversified Consumer Services: 0.7%
	Outerwall, Inc.
1,000,000	6.000%, 03/15/2019	1,042,500
	Regis Corp.
1,000,000	5.750%, 12/05/2017 2	1,028,750
		2,071,250
Diversified Financial Services: 1.0%
	Aviation Capital Group Corp.
400,000	3.875%, 09/27/2016 2	414,222
600,000	4.625%, 01/31/2018 2	633,363
	Icahn Enterprises L.P.
750,000	3.500%, 03/15/2017	760,312
	Intrepid Aviation Group Holdings LLC
700,000	6.875%, 02/15/2019 2	740,250
	Milestone Aviation Group Ltd.
500,000	8.625%, 12/15/2017 2	549,375
		3,097,522
Diversified Telecommunication Services: 0.6%
	West Corp.
1,000,000	8.625%, 10/01/2018	1,063,750
150,000	5.375%, 07/15/2022 2	148,875
	Windstream Corp.
500,000	8.125%, 09/01/2018	526,000
		1,738,625
Electronic Equipment, Instruments & Components: 0.4%
	Sanmina Corp.
1,000,000	7.000%, 05/15/2019 2	1,055,000

Energy Equipment & Services: 0.9%
	Era Group, Inc.
500,000	7.750%, 12/15/2022	533,750
	ION Geophysical Corp.
200,000	8.125%, 05/15/2018	201,000
	Nuverra Environmental Solutions, Inc.
900,000	9.875%, 04/15/2018	940,500
	Tervita Corp.
1,000,000	10.875%, 02/15/2018 2	1,013,750
		2,689,000
Food & Staples Retailing: 2.1%
	BI-LO LLC
1,000,000	8.625%, 09/15/2018 2	1,017,500
	KeHE Distributors LLC
1,000,000	7.625%, 08/15/2021 2	1,091,875
	Michaels FinCo Holdings LLC
1,000,000	7.500%, 08/01/2018 2	1,026,250

	Rite Aid Corp.
1,000,000	9.250%, 03/15/2020	1,142,500
	Roundy's Supermarkets, Inc.
1,000,000	10.250%, 12/15/2020 2	1,061,250
	Tops Holding Corp.
500,000	8.875%, 12/15/2017	546,250
	Tops Holding II Corp.
500,000	8.750%, 06/15/2018	523,750
		6,409,375
Food Products: 1.4%
	Big Heart Pet Brands
1,000,000	7.625%, 02/15/2019	1,043,350
	Hearthside Group Holdings LLC
1,000,000	6.500%, 05/01/2022 2	1,002,500
	Post Holdings, Inc.
1,000,000	6.000%, 12/15/2022 2	1,021,250
	Shearer's Foods LLC
1,000,000	9.000%, 11/01/2019 2	1,100,000
		4,167,100
Health Care Equipment & Supplies: 0.4%
	Alere, Inc.
1,000,000	8.625%, 10/01/2018	1,057,500

Health Care Providers & Services: 0.3%
	CHS/Community Health Systems, Inc.
500,000	8.000%, 11/15/2019	548,750
	VWR Funding, Inc.
450,000	7.250%, 09/15/2017	477,563
		1,026,313
Hotels, Restaurants & Leisure: 1.0%
	Boyd Gaming Corp.
1,000,000	9.125%, 12/01/2018	1,068,750
	Carrols Restaurant Group, Inc.
1,000,000	11.250%, 05/15/2018	1,131,250
	Ruby Tuesday, Inc.
900,000	7.625%, 05/15/2020	904,500
		3,104,500
Household Durables: 1.1%
	Blyth, Inc.
1,000,000	6.000%, 06/30/2017 2, 3	1,040,630
	Century Intermediate Holding Co.
1,000,000	9.750%, 02/15/2019 2	1,071,250
	Ethan Allen Global, Inc.
1,000,000	5.375%, 10/01/2015	1,035,000
		3,146,880
Household Products: 0.3%
	Sun Products Corp.
1,000,000	7.750%, 03/15/2021 2	875,000

Leisure Products: 0.2%
	Smith & Wesson Holding Corp.
500,000	5.875%, 06/15/2017 2	523,750

Machinery: 1.1%
	Amsted Industries, Inc.
1,250,000	5.000%, 03/15/2022 2	1,254,687
	Navistar International Corp.
1,000,000	8.250%, 11/01/2021	1,047,500

	Waterjet Holdings, Inc.
1,065,000	7.625%, 02/01/2020 2	1,134,225
		3,436,412
Media: 2.0%
	Carmike Cinemas, Inc.
1,000,000	7.375%, 05/15/2019	1,092,500
	Crown Media Holdings, Inc.
1,000,000	10.500%, 07/15/2019	1,131,250
	Lions Gate Entertainment Corp.
500,000	5.250%, 08/01/2018	517,500
	MDC Partners, Inc.
1,000,000	6.750%, 04/01/2020 2	1,060,000
	NAI Entertainment Holdings
1,000,000	5.000%, 08/01/2018 2	1,040,000
	Nara Cable Funding Ltd.
1,000,000	8.875%, 12/01/2018 2	1,072,500
		5,913,750
Metals & Mining: 1.6%
	A.M. Castle & Co.
1,000,000	12.750%, 12/15/2016	1,107,500
	Coeur Mining, Inc.
1,000,000	7.875%, 02/01/2021	1,010,000
	Edgen Murray Corp.
649,000	8.750%, 11/01/2020 2	743,916
	Hecla Mining Co.
1,000,000	6.875%, 05/01/2021	997,500
	Horsehead Holding Corp.
900,000	10.500%, 06/01/2017 2	1,037,250
		4,896,166
Multiline Retail: 0.2%
	Bon-Ton Department Stores, Inc.
700,000	8.000%, 06/15/2021	670,250

Oil, Gas & Consumable Fuels: 2.9%
	Alon Refining Krotz Springs, Inc.
167,000	13.500%, 10/15/2014	167,843
	Calumet Specialty Products Partners L.P.
250,000	9.625%, 08/01/2020	289,375
1,000,000	6.500%, 04/15/2021 2	1,025,000
	Chesapeake Energy Corp.
1,000,000	3.479%, 04/15/2019 4	1,011,875
	Global Partners LP
1,000,000	6.250%, 07/15/2022 2	1,003,750
	NGL Energy Partners L.P.
500,000	5.125%, 07/15/2019 2	503,750
750,000	6.875%, 10/15/2021 2	802,500
	RAAM Global Energy Co.
750,000	12.500%, 10/01/2015	723,750
	Resolute Energy Corp.
1,000,000	8.500%, 05/01/2020	1,047,500
	Ultra Resources, Inc.
500,000	7.310%, 03/01/2016 2, 3	533,174
500,000	5.920%, 03/01/2018 3	529,048
	Vanguard Natural Resources, LLC
1,000,000	7.875%, 04/01/2020	1,087,500
		8,725,065

Paper & Forest Products: 0.2%
Resolute Forest Products, Inc.
500,000	5.875%, 05/15/2023	495,000

Pharmaceuticals: 0.3%
	Valeant Pharmaceuticals International, Inc.
1,000,000	6.875%, 12/01/2018 2	1,050,000

Road & Rail: 0.7%
	Hertz Corp.
1,000,000	7.500%, 10/15/2018	1,050,000
	Swift Services Holdings, Inc.
1,000,000	10.000%, 11/15/2018	1,075,000
		2,125,000
Semiconductors & Semiconductor Equipment: 0.3%
	Global A&T Electronics Ltd.
1,000,000	10.000%, 02/01/2019 2	845,000

Specialty Retail: 0.4%
	Brown Shoe Co., Inc.
300,000	7.125%, 05/15/2019	317,250
	Gibson Brands, Inc.
475,000	8.875%, 08/01/2018 2	491,031
525,000	8.875%, 08/01/2018 2	542,719
		1,351,000
Thrifts & Mortgage Finance: 0.4%
	Nationstar Mortgage Holdings, Inc.
250,000	10.875%, 04/01/2015	251,729
750,000	9.625%, 05/01/2019	840,000
		1,091,729
Tobacco: 0.3%
	Alliance One International, Inc.
1,000,000	9.875%, 07/15/2021	1,025,000

Trading Companies & Distributors: 0.9%
	BlueLine Rental Finance Corp.
1,000,000	7.000%, 02/01/2019 2	1,070,000
	Modular Space Corp.
1,000,000	10.250%, 01/31/2019 2	1,055,000
	WESCO Distribution, Inc.
500,000	5.375%, 12/15/2021 2	512,500
		2,637,500
Wireless Telecommunication Services: 0.7%
	MetroPCS Wireless, Inc.
1,000,000	7.875%, 09/01/2018	1,051,300
	Sprint Communications, Inc.
1,000,000	8.375%, 08/15/2017	1,171,250
		2,222,550
Total Corporate Bonds
(Cost $90,599,008)		93,016,375

Convertible Bonds: 1.8%
Air Freight & Logistics: 0.2%
	UTi Worldwide, Inc.
500,000	4.500%, 03/01/2019 2	534,375
	XPO Logistics, Inc.
50,000	4.500%, 10/01/2017	93,281
		627,656

Biotechnology: 0.3%
	PDL BioPharma, Inc.
830,000	4.000%, 02/01/2018	954,500

Capital Markets: 0.3%
	Knight Capital Group, Inc.
1,000,000	3.500%, 03/15/2015	1,011,250

Electronic Equipment, Instruments & Components: 0.4%
	InvenSense, Inc.
1,000,000	1.750%, 11/01/2018 2	1,239,375

Machinery: 0.2%
	Navistar International Corp.
500,000	4.500%, 10/15/2018 2	518,438

Semiconductors & Semiconductor Equipment: 0.4%
	NVIDIA Corp.
1,000,000	1.000%, 12/01/2018 2	1,108,750

Total Convertible Bonds
(Cost $4,884,254)		5,459,969

Total Bonds
(Cost $95,483,262)		98,476,344

Shares		Value
Short-Term Investments: 2.2%
6,471,262	Federated U.S. Treasury Cash Reserves, 0.005% 5	6,471,262
Total Short-Term Investments
(Cost $6,471,262)		6,471,262

Total Investments in Securities: 99.7%
(Cost $251,888,443)		298,084,441
Other Assets in Excess of Liabilities: 0.3%		1,025,774
Total Net Assets: 100.0%		$299,110,215

1	Non-income producing security.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At June 30, 2014, the value of these securities amounted to $52,480,605 or 17.5% of net assets.

3	Security is fair valued under supervision of the Board of Trustees.
4	Variable/Step rate security; rate shown is the rate in effect on June 30, 2014.
5	Annualized seven-day yield as of June 30, 2014.
ADR	American Depositary Receipt
NYRS	New York Registry Shares

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$251,883,279
Gross unrealized appreciation	178,305,331
Gross unrealized depreciation	(132,104,169)
Net unrealized appreciation	$46,201,162

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2014

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014:

		Level 1	Level 2	Level 3	Total

Common Stocks^		$160,511,397	$-	$-	$160,511,397
Partnerships & Trusts^		17,311,601	-	-	17,311,601
Real Estate Investment Trusts^		15,313,837	-	-	15,313,837
Corporate Bonds^		-	90,666,023	2,350,352	93,016,375
Convertible Bonds^		-	5,459,969	-	5,459,969
Short-Term Investments		6,471,262	-	-	6,471,262
Total Investments		$199,608,097	$96,125,992	$2,350,352	$298,084,441

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the period there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of March 31, 2014	$2,107,492
Accrued discounts/premiums	(4,532)
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(108)
Purchases	247,500
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2014	$2,350,352

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2014:	$(108)

Type of Security	Fair Value at 6/30/2014	Valuation Techniques	Unobservable Input	Input Value(s)
Corporate Bonds	$1,040,630	Benchmark pricing	Base price	$104.06
	$1,062,222	Comparable securities	Discount to yield	(75)bps - 25bps
	$247,500	Cost	Purchase price	$99.00

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. These Level 3 securities consist of recent debt offerings of which the Fund owns significant amounts of the offerings.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS INSTITUTIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value
Common Stocks: 81.4%
Aerospace & Defense: 4.5%
10,800	Boeing Co.	$1,374,084
17,640	Triumph Group, Inc.	1,231,625
		2,605,709
Air Freight & Logistics: 2.0%
138,925	Royal Mail Plc	1,186,397

Beverages: 3.1%
14,185	Diageo Plc - ADR	1,805,325

Communications Equipment: 2.5%
21,495	Motorola Solutions, Inc.	1,430,922

Containers & Packaging: 6.7%
40,935	Crown Holdings, Inc. 1	2,036,925
53,045	Owens-Illinois, Inc. 1	1,837,479
		3,874,404
Diversified Financial Services: 1.9%
48,360	PHH Corp. 1	1,111,313

Electric Utilities: 1.4%
15,245	NRG Yield, Inc. - Class A	793,502

Food Products: 2.7%
35,535	Unilever NV - NYRS	1,555,012

Gas Utilities: 1.5%
34,935	Questar Corp.	866,388

Health Care Equipment & Supplies: 2.4%
13,005	Teleflex, Inc.	1,373,328

Health Care Providers & Services: 2.6%
42,360	HealthSouth Corp.	1,519,453

Insurance: 2.4%
3,125	Alleghany Corp. 1	1,369,125

Internet & Catalog Retail: 2.6%
51,850	Liberty Interactive Corp. - Class A 1	1,522,316

Internet Software & Services: 2.9%
1,440	Google, Inc. - Class A 1	841,925
1,440	Google, Inc. - Class C 1	828,403
		1,670,328
Media: 12.0%
9,635	Charter Communications, Inc. - Class A 1	1,525,991
59,105	Cinemark Holdings, Inc.	2,089,953
20,065	DIRECTV 1	1,705,726
19,160	Viacom, Inc. - Class B	1,661,747
		6,983,417

Multiline Retail: 1.2%
47,750	Marks & Spencer Group Plc - ADR	693,330

Oil, Gas & Consumable Fuels: 3.1%
17,830	Occidental Petroleum Corp.	1,829,893

Pharmaceuticals: 13.6%
11,500	Bayer AG - ADR	1,624,605
15,365	Johnson & Johnson	1,607,486
16,570	Novartis AG - ADR	1,500,082
22,085	Sanofi - ADR	1,174,260
15,540	Valeant Pharmaceuticals International, Inc. 1	1,959,905
		7,866,338
Semiconductors & Semiconductor Equipment: 2.1%
128,555	Atmel Corp. 1	1,204,560

Software: 3.2%
45,355	Oracle Corporation	1,838,238

Thrifts & Mortgage Finance: 0.7%
27,645	Stonegate Mortgage Corp. 1	385,648

Trading Companies & Distributors: 3.0%
45,130	Air Lease Corp.	1,741,115

Water Utilities: 3.3%
38,855	American Water Works Co., Inc.	1,921,380

Total Common Stocks
(Cost $35,392,544)		47,147,441

Partnerships & Trusts: 9.0%
Oil, Gas & Consumable Fuels: 9.0%
44,085	Atlas Pipeline Partners L.P.	1,516,524
23,060	Enterprise Products Partners L.P.	1,805,368
22,445	Magellan Midstream Partners L.P.	1,886,278
		5,208,170
Total Partnerships & Trusts
(Cost $3,438,607)		5,208,170

Real Estate Investment Trusts: 7.3%
28,215	Digital Realty Trust, Inc.	1,645,499
184,010	New Residential Investment Corp.	1,159,263
298,360	Newcastle Investment Corp.	1,429,144
		4,233,906
Total Real Estate Investment Trusts
(Cost $4,187,953)		4,233,906

Short-Term Investments: 2.2%
1,248,164	Federated U.S. Treasury Cash Reserves, 0.005% 2	1,248,164
Total Short-Term Investments
(Cost $1,248,164)		1,248,164

Total Investments in Securities: 99.9%
(Cost $44,267,268)		57,837,681
Other Assets in Excess of Liabilities: 0.1%		71,010
Total Net Assets: 100.0%		$57,908,691

ADR	American Depositary Receipt
NYRS	New York Registry Shares
1	Non-income producing security.
2	Annualized seven-day yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$44,273,895
Gross unrealized appreciation	14,002,632
Gross unrealized depreciation	(438,846)
Net unrealized appreciation	$13,563,786

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2014

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$47,147,441	$-	$-	$47,147,441
Partnerships & Trusts^	5,208,170	-	-	5,208,170
Real Estate Investment Trusts	4,233,906	-	-	4,233,906
Short-Term Investments	1,248,164	-	-	1,248,164
Total Investments	$57,837,681	$-	$-	$57,837,681

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date           8/18/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date           8/18/14

By (Signature and Title)*             /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date           8/15/14

* Print the name and title of each signing officer under his or her signature.